SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Entity's Operating Segments [Abstract]
Disclosure of operating segments
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$256	$53	$72	$154	$120	$61	$114	$—	$830	$(194)	$846	$1,482
Other income	10	1	—	41	30	12	29	50	173	(25)	(86)	62
Direct operating costs	(101)	(19)	(41)	(59)	(33)	(19)	(92)	(10)	(374)	130	(374)	(618)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	89	—	89
	165	35	31	136	117	54	51	40	629	—	386
Management service costs	—	—	—	—	—	—	—	(53)	(53)	—	—	(53)
Interest expense	(66)	(4)	(21)	(29)	(26)	(9)	(8)	(39)	(202)	14	(301)	(489)
Current income taxes	(2)	(1)	(1)	(4)	—	(1)	(1)	—	(10)	3	(9)	(16)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(9)	(9)	—	—	(9)
Preferred equity	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(17)	—	(17)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(76)	(76)
Funds From Operations	97	30	9	103	91	44	42	(77)	339	—	—
Depreciation												(517)
Foreign exchange and financial instrument gain												116
Deferred income tax expense (recovery)												(3)
Other												(27)
Share of earnings from equity-accounted investments												(97)
Net income attributable to non-controlling interests												35
Net income (loss) attributable to Unitholders(2)												$(154)
(1)Share of loss from equity-accounted investments of $25 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $41 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable Solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$274	$58	$66	$129	$110	$68	$14	$—	$719	$(50)	$536	$1,205
Other income	4	2	4	42	15	2	7	22	98	(2)	(35)	61
Direct operating costs	(97)	(18)	(23)	(39)	(18)	(17)	(10)	(9)	(231)	26	(220)	(425)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	26	—	26
	181	42	47	132	107	53	11	13	586	—	281
Management service costs	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Interest expense	(64)	(4)	(21)	(24)	(28)	(8)	(1)	(32)	(182)	6	(226)	(402)
Current income taxes	(3)	(2)	(5)	(2)	(2)	—	—	—	(14)	2	(25)	(37)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(10)	(10)	—	—	(10)
Preferred equity	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(30)	(30)
Funds From Operations	114	36	21	106	77	45	10	(97)	312	—	—
Depreciation												(458)
Foreign exchange and financial instrument gain (loss)												172
Deferred income tax expense												18
Other												59
Share of earnings from equity-accounted investments												(5)
Net income attributable to non-controlling interests												(137)
Net (loss) attributable to Unitholders(2)												$(39)
(1)Share of earning from equity-accounted investments of $13 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net loss attributable to participating non-controlling interests – in operating subsidiaries of $167 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed generation & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$559	$112	$151	$324	$213	$113	$233	$—	$1,705	$(351)	$1,620	$2,974
Other income	16	2	1	51	58	26	42	54	250	(31)	(123)	96
Direct operating costs	(204)	(37)	(76)	(118)	(64)	(42)	(189)	(21)	(751)	242	(743)	(1,252)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	140	—	140
	371	77	76	257	207	97	86	33	1,204	—	754
Management service costs	—	—	—	—	—	—	—	(98)	(98)	—	—	(98)
Interest expense	(134)	(8)	(43)	(60)	(56)	(17)	(9)	(74)	(401)	22	(586)	(965)
Current income taxes	(3)	(3)	(4)	(7)	1	(2)	(2)	—	(20)	5	(29)	(44)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	(17)	(17)	—	—	(17)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(139)	(139)
Funds From Operations	234	66	29	190	152	78	75	(189)	635	—	—
Depreciation												(1,019)
Foreign exchange and financial instrument gain												236
Deferred income tax expense (recovery)												11
Other												(39)
Share of earnings from equity-accounted investments												(171)
Net loss attributable to non-controlling interests												73
Net loss attributable to Unitholders(2)												$(274)
(1)Share of loss from equity-accounted investments of $58 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $66 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2023:

	Attributable to Unitholders									Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$609	$119	$132	$271	$198	$129	$33	$—	$1,491	$(129)	$1,174	$2,536
Other income	8	3	5	43	23	5	9	34	130	(7)	(36)	87
Direct operating costs	(206)	(35)	(42)	(75)	(45)	(36)	(19)	(18)	(476)	60	(410)	(826)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	76	—	76
	411	87	95	239	176	98	23	16	1,145	—	728	—
Management service costs	—	—	—	—	—	—	—	(112)	(112)	—	—	(112)
Interest expense	(135)	(9)	(39)	(50)	(55)	(19)	(2)	(60)	(369)	16	(443)	(796)
Current income taxes	(4)	(4)	(12)	(5)	(4)	(1)	—	—	(30)	5	(55)	(80)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(20)	(20)	—	—	(20)
Preferred equity	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(21)	—	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(230)	(230)
Funds From Operations	272	74	44	184	117	78	21	(203)	587	—	—
Depreciation												(887)
Foreign exchange and financial instrument gain (loss)												318
Deferred income tax recovery												37
Other												5
Share of earnings from equity-accounted investments												(9)
Net income attributable to non-controlling interests												(122)
Net loss attributable to Unitholders(2)												$(71)
(1)Share of earnings from equity-accounted investments of $46 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $352 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.

Summary of segmented basis about certain items in Brookfield Renewables statement of financial position
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at June 30, 2024
Cash and cash equivalents	$130	$47	$21	$164	$99	$67	$28	$3	$559	$(77)	$754	$1,236
Property, plant and equipment	14,851	1,353	2,259	5,734	3,588	2,443	313	—	30,541	(1,614)	32,899	61,826
Total assets	15,916	1,682	2,505	6,569	4,420	2,923	1,549	185	35,749	(1,573)	39,623	73,799
Total liabilities	9,074	542	1,537	4,410	3,481	1,748	813	4,255	25,860	(1,573)	21,531	45,818
As at December 31, 2023
Cash and cash equivalents	$77	$20	$12	$225	$123	$50	$30	$3	$540	$(85)	$686	$1,141
Property, plant and equipment	15,134	1,694	2,490	6,024	3,635	2,386	341	—	31,704	(1,578)	33,879	64,005
Total assets	16,143	1,880	2,738	6,802	4,518	2,842	1,540	257	36,720	(1,529)	40,937	76,128
Total liabilities	9,231	531	1,645	4,727	3,484	1,705	1,126	3,159	25,608	(1,529)	22,070	46,149

Summary of consolidated revenue split by geographical region
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Hydroelectric
North America	$313	$286	$653	$708
Brazil	59	66	125	133
Colombia	310	292	661	575
	682	644	1,439	1,416
Wind	424	289	846	608
Utility-scale solar	259	174	488	338
Distributed energy & storage	113	92	190	156
Sustainable solutions	4	6	11	18
Total	$1,482	$1,205	$2,974	$2,536

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2024	December 31, 2023
United States	$34,640	$34,303
Colombia	9,696	10,585
Canada	7,146	7,483
Brazil	4,666	5,622
Europe	4,601	5,046
Asia	3,407	3,320
Other	200	192
	$64,356	$66,551